NOTE 4 - WARRANTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2010	Dec. 31, 2012
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Warrants Issued During Period, Value, New Issues (in Dollars)	$ 117,620
Fair Value Assumptions, Expected Term		1 year 73 days	6 years
Fair Value Assumptions, Expected Volatility Rate		100.00%	230.00%
Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate		1.40%	0.13%